Cost of Sale - Schedule of Cost of Sale (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Cost of Sale [Abstract]
Material Cost	RM 27,348,569	$ 6,110,729	RM 54,245,611	RM 31,235,746
Construction Cost	47,319,827	10,573,081	65,513,217	18,418,808
Staff Cost	4,482,351	1,001,531	3,620,080	2,167,536
Logistic Cost	1,382,209	308,839	1,287,926	918,430
Tools & Machinery	242,645	54,216	498,672	142,452
Miscellaneous	2,910,139	650,238	5,014,568	1,667,629
Depreciation	416,378	93,035	20,952	274,499
Total cost of sale	RM 84,102,118	$ 18,791,669	RM 130,201,026	RM 54,825,100